SCHEDULE OF MATURITIES OF LEASE LIABILITIES AND THE RECONCILIATION OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Facilities Lease Obligation, 2025	$ 552
Facilities Lease Obligation, 2026	569
Facilities Lease Obligation, 2027	239
Facilities Lease Obligation, 2028 and thereafter
Total future undiscounted lease payments	1,764
Facilities Lease Obligation, imputed interest	(163)
Total lease liabilities	1,601
Finance Lease Obligation, 2024	66
Facilities Lease Obligation, 2024	404
Finance Lease Obligation, 2025	87
Finance Lease Obligation, 2026	87
Finance Lease Obligation, 2027	87
Finance Lease Obligation, 2028 and thereafter	15
Finance Lease Obligation, Total future undiscounted lease payments	342
Facilities Lease Obligation, Total future undiscounted lease payments	1,764
Finance Lease Obligation, imputed interest	(20)
Total Finance Lease Obligation	322
Total Facilities Lease Obligation	$ 1,601
Finance Lease [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Facilities Lease Obligation, 2025		$ 87
Facilities Lease Obligation, 2026		87
Facilities Lease Obligation, 2027		87
Facilities Lease Obligation, 2028 and thereafter		15
Total future undiscounted lease payments		363
Facilities Lease Obligation, imputed interest		(22)
Total lease liabilities		341
Facilities Lease Obligation, Total future undiscounted lease payments		363
Total Facilities Lease Obligation		341
Facilities Lease [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Facilities Lease Obligation, 2025		536
Facilities Lease Obligation, 2026		552
Facilities Lease Obligation, 2027		569
Facilities Lease Obligation, 2028 and thereafter
Total future undiscounted lease payments		1,897
Facilities Lease Obligation, imputed interest		(189)
Total lease liabilities		1,708
Facilities Lease Obligation, Total future undiscounted lease payments		1,897
Total Facilities Lease Obligation		$ 1,708